Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
2022
Pay-versus-Performance
Table
As required by Section 953(a) of the
Dodd
-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation
S-K,
the following disclosure describes the relationship between executive compensation and the Company’s performance with respect to select financial measures. For more information regarding the Company’s executive compensation program, please see “Compensation Discussion and Analysis” above.

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for non-PEO Named Executive Officers (3)	Average Compensation Actually Paid to non-PEO Named Executive Officers (4)	Value of Initial Fixed $100 Investment Based On:		Net Income	Adjusted Operating EBIDTA (6)
					Total Shareholder Return (5)	Peer Group Total Shareholder Return (5)

2022	$1,890,654	$ (379,804)	$1,970,222	$(141,643)	$128.34	$ 53.59	$11,978,000	$311,478,000

2021	$1,714,256	$(2,168,648)	$1,290,081	$(871,329)	$310.29	$137.29	$75,436,000	$307,834,000

2020	$1,659,438	$ 6,669,854	$1,396,853	$4,580,945	$345.66	$245.12	$14,993,000	$179,584,000
Notes
:
(1)	The dollar amounts reported are the total compensation reported for Benjamin Kovler for each fiscal year in the “Total” column of the Summary Compensation Table above.
(2)
The dollar amounts reported for each fiscal year are equal to the “compensation actually paid,” as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts reported do not reflect the actual amount of compensation earned by or paid to the applicable individual(s) for each applicable fiscal year and are based on valuation assumptions required by the SEC, which are unlikely to reflect actual amounts realized at vesting or exercise (as applicable). In accordance with the requirements of Item 402(v) of Regulation
S-K,
the reported “Total” in the Summary Compensation Table form Mr. Kovler for the applicable year is adjusted to determine the “compensation actually paid” amount as follows:

Year	Average Total Compensation as Reported in the Summary Compensation Table	Change in Fair Value of Options Granted During the Current Fiscal Year	Change in Fair Value of Options Granted in Previous Fiscal Years	Change in Fair Value of RSUs Granted During the Current Fiscal Year	Change in Fair Value of RSUs Granted in Previous Fiscal Years	Change in Fair Value of RSUs Granted in Prior Fiscal Year that Vested in the Current Fiscal Year	Total Change in Fair Value of Equity (RSUs and Options)	Compensation Actually Paid

2022	1,890,654	(470,257)	(1,603,864)	—	—	(196,337)	(2,270,458)	(379,804)

2021	1,714,256	(147,541)	(3,798,694)	—	(75,002)	138,332	(3,882,904)	(2,168,648)

2020	1,659,438	843,743	3,192,000	—	976,005	(1,332)	5,010,416	6,669,854

(3)
The dollar amounts reported represent the average of the amounts reported for the Company’s NEOs as a group (excluding the CEO and, for 2022, Ms. Burk as her employment terminated prior to the end of the year) in the “Total” column of the Summary Compensation Table in each applicable fiscal year. The NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Anthony Georgiadis; and (ii) for 2021 and 2020, Mr. Georgiadis and Beth Burk.

(4)
The dollar amounts reported represent the average amount of “compensation actually paid” to the NEOs as a group (excluding the CEO and, for 2022, Ms. Burk as her employment terminated prior to the end of the year), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to these NEOs as a group during such fiscal years and are based on valuation assumptions required by the SEC, which are unlikely to reflect actual amounts realized at vesting or exercise (as applicable). The average total compensation as reported in the Summary Compensation Table for those NEOs as a group for each year was adjusted using the same methodology as used to determine the Compensation Actually Paid for Mr. Kovler, as follows:

Year	Average Total Compensation as Reported in the Summary Compensation Table	Change in Fair Value of Options Granted During the Current Fiscal Year	Change in Fair Value of Options Granted in Previous Fiscal Years	Change in Fair Value of RSUs Granted During the Current Fiscal Year	Change in Fair Value of RSUs Granted in Previous Fiscal Years	Change in Fair Value of RSUs Granted in Prior Fiscal Year that Vested in the Current Fiscal Year	Total Change in Fair Value of Equity (RSUs and Options)	Compensation Actually Paid

2022	1,970,222	(323,813)	(1,533,474)	(107,328)	—	(147,250)	(2,111,865)	(141,643)

2021	1,290,081	(151,314)	(2,033,911)	—	(58,125)	81,941	(2,161,410)	(871,329)

2020	1,396,853	907,117	1,596,000	298,600	366,000	16,375	3,184,092	4,580,945

(5)
As reported in Part II, Item 5 of the Form
10-K,
and our Annual Report on Form
10-K
for the fiscal years ended December 31, 2021 and December 31, 2020 respectively. For each year reported, our Peer Group included Cresco Labs Inc., Curaleaf Holdings, Inc. and Trulieve Cannabis Corp., and for 2022 only, also included Verano Holdings Corp.

(6)
As required by Item 402(v) of Regulation
S-K,
the Company has determined that Adjusted Operating EBIDTA is the Company Selected Measure, as it is the most important financial performance measure (that is not otherwise required to be disclosed in the table) used to link compensation actually paid to the NEOs to Company performance for the most recently completed fiscal year. Adjusted Operating EBITDA is defined as earnings before interest, taxes, depreciation, and amortization, adjusted for other income, non-cash
share-based compensation,
one-time
transaction related expenses, or other
non-operating
costs. See
Appendix A
for a reconciliation of
non-GAAP
financial measures.

Company Selected Measure Name	Adjusted Operating EBIDTA
Named Executive Officers, Footnote [Text Block]	The NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Anthony Georgiadis; and (ii) for 2021 and 2020, Mr. Georgiadis and Beth Burk.
Peer Group Issuers, Footnote [Text Block]	For each year reported, our Peer Group included Cresco Labs Inc., Curaleaf Holdings, Inc. and Trulieve Cannabis Corp., and for 2022 only, also included Verano Holdings Corp.
PEO Total Compensation Amount	$ 1,890,654	$ 1,714,256	$ 1,659,438
PEO Actually Paid Compensation Amount	$ (379,804)	(2,168,648)	6,669,854
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
The dollar amounts reported for each fiscal year are equal to the “compensation actually paid,” as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts reported do not reflect the actual amount of compensation earned by or paid to the applicable individual(s) for each applicable fiscal year and are based on valuation assumptions required by the SEC, which are unlikely to reflect actual amounts realized at vesting or exercise (as applicable). In accordance with the requirements of Item 402(v) of Regulation
S-K,
the reported “Total” in the Summary Compensation Table form Mr. Kovler for the applicable year is adjusted to determine the “compensation actually paid” amount as follows:

Year	Average Total Compensation as Reported in the Summary Compensation Table	Change in Fair Value of Options Granted During the Current Fiscal Year	Change in Fair Value of Options Granted in Previous Fiscal Years	Change in Fair Value of RSUs Granted During the Current Fiscal Year	Change in Fair Value of RSUs Granted in Previous Fiscal Years	Change in Fair Value of RSUs Granted in Prior Fiscal Year that Vested in the Current Fiscal Year	Total Change in Fair Value of Equity (RSUs and Options)	Compensation Actually Paid

2022	1,890,654	(470,257)	(1,603,864)	—	—	(196,337)	(2,270,458)	(379,804)

2021	1,714,256	(147,541)	(3,798,694)	—	(75,002)	138,332	(3,882,904)	(2,168,648)

2020	1,659,438	843,743	3,192,000	—	976,005	(1,332)	5,010,416	6,669,854

Non-PEO NEO Average Total Compensation Amount	$ 1,970,222	1,290,081	1,396,853
Non-PEO NEO Average Compensation Actually Paid Amount	$ (141,643)	(871,329)	4,580,945
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)
The dollar amounts reported represent the average amount of “compensation actually paid” to the NEOs as a group (excluding the CEO and, for 2022, Ms. Burk as her employment terminated prior to the end of the year), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to these NEOs as a group during such fiscal years and are based on valuation assumptions required by the SEC, which are unlikely to reflect actual amounts realized at vesting or exercise (as applicable). The average total compensation as reported in the Summary Compensation Table for those NEOs as a group for each year was adjusted using the same methodology as used to determine the Compensation Actually Paid for Mr. Kovler, as follows:

Year	Average Total Compensation as Reported in the Summary Compensation Table	Change in Fair Value of Options Granted During the Current Fiscal Year	Change in Fair Value of Options Granted in Previous Fiscal Years	Change in Fair Value of RSUs Granted During the Current Fiscal Year	Change in Fair Value of RSUs Granted in Previous Fiscal Years	Change in Fair Value of RSUs Granted in Prior Fiscal Year that Vested in the Current Fiscal Year	Total Change in Fair Value of Equity (RSUs and Options)	Compensation Actually Paid

2022	1,970,222	(323,813)	(1,533,474)	(107,328)	—	(147,250)	(2,111,865)	(141,643)

2021	1,290,081	(151,314)	(2,033,911)	—	(58,125)	81,941	(2,161,410)	(871,329)

2020	1,396,853	907,117	1,596,000	298,600	366,000	16,375	3,184,092	4,580,945

Tabular List [Table Text Block]
Most Important Financial Measures Used to Determine Compensation for 2022
Below is an unranked list of the most important financial performance measures the Company used to link “compensation actually paid” to the NEOs for the year ended December 31, 2022 to Company performance.

Most Important Financial Measures
• Revenue
• Adjusted Operating EBIDTA

Total Shareholder Return Amount	$ 128.34	310.29	345.66
Peer Group Total Shareholder Return Amount	53.59	137.29	245.12
Net Income (Loss)	$ 11,978,000	$ 75,436,000	$ 14,993,000
Company Selected Measure Amount	311,478,000	307,834,000	179,584,000
PEO Name	Benjamin Kovler
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Operating EBIDTA
Non-GAAP Measure Description [Text Block]	As required by Item 402(v) of Regulation
S-K,
the Company has determined that Adjusted Operating EBIDTA is the Company Selected Measure, as it is the most important financial performance measure (that is not otherwise required to be disclosed in the table) used to link compensation actually paid to the NEOs to Company performance for the most recently completed fiscal year. Adjusted Operating EBITDA is defined as earnings before interest, taxes, depreciation, and amortization, adjusted for other income, non-cash
share-based compensation,
one-time
transaction related expenses, or other
non-operating
costs. See
Appendix A
for a reconciliation of
non-GAAP
	financial measures.
PEO [Member] | Fair Value of Options Granted During the Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (470,257)	$ (147,541)	$ 843,743
PEO [Member] | Fair Value of Options Granted in Previous Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,603,864)	(3,798,694)	3,192,000
PEO [Member] | Fair Value of RSUs Granted During the Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Fair Value of RSUs Granted in Previous Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(75,002)	976,005
PEO [Member] | Fair Value of RSUs Granted in Prior Fiscal Year that Vested in the Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(196,337)	138,332	(1,332)
PEO [Member] | Total Change in Fair Value of Equity [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,270,458)	(3,882,904)	5,010,416
Non-PEO NEO [Member] | Fair Value of Options Granted During the Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(323,813)	(151,314)	907,117
Non-PEO NEO [Member] | Fair Value of Options Granted in Previous Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,533,474)	(2,033,911)	1,596,000
Non-PEO NEO [Member] | Fair Value of RSUs Granted During the Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(107,328)	0	298,600
Non-PEO NEO [Member] | Fair Value of RSUs Granted in Previous Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(58,125)	366,000
Non-PEO NEO [Member] | Fair Value of RSUs Granted in Prior Fiscal Year that Vested in the Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(147,250)	81,941	16,375
Non-PEO NEO [Member] | Total Change in Fair Value of Equity [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,111,865)	$ (2,161,410)	$ 3,184,092